THE ADVISORS' INNER CIRCLE FUND

                          CHARTWELL LARGE CAP CORE FUND

                    SUPPLEMENT DATED DECEMBER 15, 2004 TO THE
               ADVISOR AND INSTITUTIONAL CLASS SHARES PROSPECTUSES
             DATED MARCH 1, 2004 AND SUPPLEMENTED ON AUGUST 24, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

--------------------------------------------------------------------------------

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At its quarterly meeting held on November 16, 2004, the Board of Trustees of The Advisors' Inner Circle Fund (the "Trust") unanimously voted to change the name of the Trust's Chartwell Large Cap Core Fund to the Chartwell U.S. Equity Fund. Therefore, effective immediately, all references in the Prospectuses to the "Large Cap Core Fund" are hereby replaced with "U.S. Equity Fund."

In conjunction with the Chartwell Large Cap Core Fund's name change, the Fund is also amending its non-fundamental investment objective. This change takes effect 60 days after the date of this supplement and does not affect the Fund's investment strategy and/or risks associated with investing in the Fund. Therefore, the following replaces the first sentence under the first paragraph under "Principal Investment Strategies" (page one of the Prospectuses) and the second paragraph under "Investment Objectives, Principal Strategies and Risks" (page seven of the Prospectuses):

Under normal market conditions, the U.S. Equity Fund will invest at least 80% of its net assets in equity securities (common stocks, preferred stocks, convertible securities and warrants). The Fund will invest primarily in large companies, which are defined as companies with a market capitalization of $1 billion or more. The Fund may not change its policy to invest at least 80% of its net assets in equity securities without 60 days' written notice to shareholders.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.









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                         THE ADVISORS' INNER CIRCLE FUND

                          CHARTWELL LARGE CAP CORE FUND

                    SUPPLEMENT DATED DECEMBER 15, 2004 TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
             DATED MARCH 1, 2004 AND SUPPLEMENTED ON AUGUST 24, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

--------------------------------------------------------------------------------

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At its quarterly meeting held on November 16, 2004, the Board of Trustees of The Advisors' Inner Circle Fund (the "Trust") unanimously voted to change the name of the Trust's Chartwell Large Cap Core Fund to the Chartwell U.S. Equity Fund. Therefore, effective immediately all references in the SAI to the "Large Cap Core Fund" are hereby replaced with "U.S. Equity Fund."

In conjunction with the Chartwell Large Cap Core Fund's name change, the Fund is also amending its non-fundamental investment objective. This change takes effect 60 days after the date of this supplement and does not affect the Fund's investment strategy and/or risks associated with investing in the Fund. Therefore, the following replaces non-fundamental investment objective number 11 on page 11 of the SAI:

         11. With respect to the U.S. Equity Fund, invest less than 80% of its net assets, under normal circumstances, in equity securities. This non-fundamental policy may be changed by the Board of Trustees upon at least 60 days' notice to Fund shareholders.


         PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.